Earnings / (loss) per share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings / (loss) per share

5. Earnings / (loss) per share

Basic earnings / (loss) per share is computed by dividing net earnings/loss available to common shareholders by the weighted average number of common shares outstanding during the three years ended December 31, 2011, 2012 and 2013. Diluted earnings per share reflects the potential dilution that could occur if stock options and other commitments to issue common stock were exercised or equity awards vest resulting in the issuance of common stock or conversion of notes into shares of the Company’s common stock that could increase the number of shares outstanding and lower the earnings per share of the Company’s common stock. This calculation is not done for years in which a net loss was incurred as this would be antidilutive. The information related to basic and diluted earnings per share is as follows:

	2011	2012	2013
Numerator:
Net loss from continuing operations	$(3,747)	$(678)	$(3,935)
Net profit/(loss) from discontinued operations	(9,712)	9,430	—
Net profit/(loss)	$(13,459)	8,752	(3,935)
Denominator:
Weighted average shares outstanding - Basic	20,994,015	22,545,989	31,362,848
- Diluted	20,994,015	22,784,302	31,362,848
Earnings / (loss) per share:
Basic
Continuing operations	$(0.18)	$(0.03)	$(0.13)
Discontinued operations	$(0.46)	$0.42	$—
	$(0.64)	$0.39	$(0.13)
Diluted
Continuing operations	$(0.18)	$(0.03)	$(0.13)
Discontinued operations	$(0.46)	$0.41	$—
	$(0.64)	$0.38	$(0.13)